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NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA 02116-3700

December 19, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  New England Life Insurance Company
     New England Variable Annuity Separate Account
     American Forerunner Series
     File Nos. 333-51676/811-08828
     Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated December 15, 2008 to the Prospectus dated April 28, 2008 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on December 8, 2008.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

John B. Towers
Counsel
Metropolitan Life Insurance Company